Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous liabilities [abstract]
Summary of Accrued Expenses and Other Liabilities Explanatory
Details of other liabilities as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Other financial liabilities
Other payables	￦	17,953,030	￦	15,229,554
Prepaid card and debit card payables		36,005		36,125
Accrued expenses		5,592,853		5,862,874
Financial guarantee contracts liabilities		47,199		31,668
Deposits for letter of guarantees and others		1,139,506		1,079,417
Domestic exchange settlement credits		2,864,203		295,326
Foreign exchange settlement credits		215,730		268,794
Borrowings of other accounting businesses		2,793		4,404
Due to trust accounts		8,142,102		8,232,002
Liabilities incurred from agency relationships		514,642		794,661
Account for agency business		249,379		733,654
Dividend payables		7,455		1,836
Lease liabilities		588,803		964,399
Others		63,216		60,169

		37,416,916		33,594,883

Other non-financial liabilities
Other payables		353,074		395,951
Unearned revenue		351,677		367,468
Accrued expenses		961,464		1,153,956
Deferred revenue on credit card points		242,346		238,584
Withholding taxes		306,709		286,435
Others		632,749		392,385

		2,848,019		2,834,779

	￦	40,264,935	￦	36,429,662